Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)		Jun. 30, 2024	Jun. 30, 2023
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	[1]	$ 0.00001	$ 0.00001
Common stock, shares authorized	[1]	170,000,000	170,000,000
Common stock, shares issued	[1]	1,671,623	255,734
Common stock, shares outstanding	[1]	1,671,623	255,734
Net of unamortized discounts (in Dollars)		$ 0	$ 358,284

[1]	Giving retroactive effect to the 1-for-70 reverse stock split effected on February 27, 2024